Revision Of Previously Issued Financial Statements - Statements Of Members Equity (Detail) - USD ($)	3 Months Ended				6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Statements of Members' Equity:
Net loss	$ (19,021,602)	$ (44,684,938)	$ (4,562,875)	$ (14,873,009)	$ (63,706,540)	$ (19,435,884)	$ (25,058,398)	$ (42,124,668)	$ (6,540,797)
Accumulated deficit	(400,054,307)		(381,168,067)		(400,054,307)	(381,168,067)	(392,431,689)	(415,304,343)
Accumulated other comprehensive income	$ 1,519,571		1,008,478		$ 1,519,571	1,008,478		1,678,497
Total members' deficit			(380,159,589)			(380,159,589)	(390,964,157)	(413,621,938)
BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Statements of Members' Equity:
Legacy Bridger Series C Preferred Shares adjustment for maximum redemption value								(202,688,810)
Net loss						(19,435,884)	(25,058,398)	(42,124,668)	(6,540,797)
Accumulated deficit			(381,168,067)			(381,168,067)	(392,431,689)	(415,300,435)	(84,832,845)
Accumulated other comprehensive income			1,008,478			1,008,478		1,678,497	$ 24,706
Total members' deficit			(380,159,589)			(380,159,589)	(390,964,157)	(413,621,938)
Series C Preferred Stock
Statements of Members' Equity:
Legacy Bridger Series C Preferred Shares adjustment for maximum redemption value						(191,240,782)	(196,884,119)	(202,688,810)
Series C Preferred Stock | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Statements of Members' Equity:
Legacy Bridger Series C Preferred Shares adjustment for maximum redemption value						(191,240,782)	(196,884,119)
As Previously Reported
Statements of Members' Equity:
Net loss						(19,435,884)	(25,117,707)	(42,121,959)
Accumulated deficit			(378,984,493)			(378,984,493)	(390,307,424)	(413,118,060)
Accumulated other comprehensive income			1,008,478			1,008,478		1,678,497
Total members' deficit			(377,976,015)			(377,976,015)	(388,839,892)	(411,435,655)
As Previously Reported | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Statements of Members' Equity:
Legacy Bridger Series C Preferred Shares adjustment for maximum redemption value								(200,505,236)
Net loss						(19,435,884)	(25,117,707)	(42,121,959)
Accumulated deficit			(378,984,493)			(378,984,493)	(390,307,424)	(413,114,152)
Accumulated other comprehensive income			1,008,478			1,008,478		1,678,497
Total members' deficit			(377,976,015)			(377,976,015)	(388,839,892)	(411,435,655)
As Previously Reported | Series C Preferred Stock
Statements of Members' Equity:
Legacy Bridger Series C Preferred Shares adjustment for maximum redemption value						(189,057,208)	(194,700,545)	(200,505,236)
As Previously Reported | Series C Preferred Stock | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Statements of Members' Equity:
Legacy Bridger Series C Preferred Shares adjustment for maximum redemption value						(189,057,208)	(194,700,545)
Impact of Revision
Statements of Members' Equity:
Net loss						0	59,309	(2,709)
Accumulated deficit			(2,183,574)			(2,183,574)	(2,124,265)	(2,186,283)
Accumulated other comprehensive income			0			0		0
Total members' deficit			(2,183,574)			(2,183,574)	(2,124,265)	(2,186,283)
Impact of Revision | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Statements of Members' Equity:
Legacy Bridger Series C Preferred Shares adjustment for maximum redemption value								(2,183,574)
Net loss							59,309	(2,709)
Accumulated deficit			(2,183,574)			(2,183,574)	(2,124,265)	(2,186,283)
Total members' deficit			$ (2,183,574)			(2,183,574)	(2,124,265)	(2,186,283)
Impact of Revision | Series C Preferred Stock
Statements of Members' Equity:
Legacy Bridger Series C Preferred Shares adjustment for maximum redemption value						(2,183,574)	(2,183,574)	$ (2,183,574)
Impact of Revision | Series C Preferred Stock | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Statements of Members' Equity:
Legacy Bridger Series C Preferred Shares adjustment for maximum redemption value						$ (2,183,574)	$ (2,183,574)